Significant Accounting Policies (Details Narratives) - USD ($)	8 Months Ended	12 Months Ended
	Oct. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Apr. 30, 2018	Feb. 25, 2018	Jan. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 168,462	$ 0	$ 489	$ 0	$ 0	$ 3,358
Potentially dilutive securities	0	0	0